United States Securities and Exchange Commission
Washington, D.C. 20549

Form N-CSR
Certified Shareholder Report of Registered Management Investment Companies

811-21822
(Investment Company Act File Number)

Federated Hermes Managed Pool Series
(Exact Name of Registrant as Specified in Charter)

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant’s Telephone Number)

Peter J. Germain, Esquire
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 2024-11-30

Date of Reporting Period: Six months ended 2024-05-31

Item 1.	Reports to Stockholders

Federated Hermes International Bond
Strategy Portfolio
FIBPX
Semi-Annual Shareholder Report | May 31, 2024
A Portfolio of Federated Hermes Managed Pool Series
This semi-annual shareholder report contains important information about the Federated Hermes International Bond Strategy Portfolio (the “Fund”) for the period of December 1, 2023 to May 31, 2024. You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Federated Hermes International Bond Strategy Portfolio	$0	0.00%
Key Fund Statistics
Net Assets	$68,175,224
Number of Investments	175
Portfolio Turnover Rate	1%
Fund Holdings
Top Countries
(% of Net Assets)1
Top Currencies
(% of Net Assets)1
1   Reflects the pro rata portfolio composition of underlying affiliated investment companies (other than an affiliated money market mutual fund) in which the Fund invested greater than 10% of its net assets as of the date specified above. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.
Availability of Additional Information
Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:
• prospectus • financial information • holdings • proxy voting information
CUSIP 31421P308
40809-A (7/24)
FederatedHermes.com/us
Federated Securities Corp., Distributor
© 2024 Federated Hermes, Inc.

Item 2.	Code of Ethics

Not Applicable

Item 3.	Audit Committee Financial Expert

Not Applicable

Item 4.	Principal Accountant Fees and Services

Not Applicable

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements filed under Item 7 of this form.

(b) Not Applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Companies

Semi-Annual Financial Statements
and Additional Information
May 31, 2024

Ticker | FIBPX

Federated Hermes International Bond Strategy Portfolio

A Portfolio of Federated Hermes Managed Pool Series

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments
May 31, 2024 (unaudited)
Principal Amount, Shares or Contracts		Value in U.S. Dollars
	BONDS—41.0%
	AUSTRALIAN DOLLAR—0.4%
	Sovereign—0.4%
260,000	Australia, Government of, Sr. Unsecd. Note, Series 148, 2.750%, 11/21/2027	$ 165,752
260,000	Australia, Government of, Sr. Unsecd. Note, Series 160, 1.000%, 12/21/2030	141,351
	TOTAL	307,103
	BRAZILIAN REAL—0.4%
	Sovereign—0.4%
1,500	Brazil, Government of, Unsecd. Note, Series NTNF, 10.000%, 1/1/2027	283,120
	BRITISH POUND—5.2%
	Sovereign—5.2%
600,000	United Kingdom, Government of, 3.250%, 1/22/2044	622,646
560,000	United Kingdom, Government of, 4.250%, 12/7/2027	712,327
400,000	United Kingdom, Government of, Bond, 4.250%, 3/7/2036	502,255
240,000	United Kingdom, Government of, Sr. Unsecd. Note, 0.375%, 10/22/2030	241,824
370,000	United Kingdom, Government of, Unsecd. Deb., 1.625%, 10/22/2028	423,718
880,000	United Kingdom, Government of, Unsecd. Note, 1.500%, 7/22/2047	615,948
310,000	United Kingdom, Government of, Unsecd. Note, 4.250%, 6/7/2032	396,971
	TOTAL	3,515,689
	CANADIAN DOLLAR—1.7%
	Sovereign—1.7%
160,000	Canada, Government of, 4.000%, 6/1/2041	123,525
635,000	Canada, Government of, 5.750%, 6/1/2033	540,888
315,000	Canada, Government of, Series WL43, 5.750%, 6/1/2029	253,890
350,000	Canada, Government of, Unsecd. Note, 2.250%, 6/1/2025	251,239
	TOTAL	1,169,542
	EURO—22.9%
	Oil & Gas—0.9%
600,000	Petroleos Mexicanos, Sr. Unsecd. Note, Series EMTN, 3.750%, 4/16/2026	618,815
	Sovereign—22.0%
110,000	Belgium, Government of, Series 74, 0.800%, 6/22/2025	116,086
618,000	Belgium, Government of, Sr. Unsecd. Note, Series 86, 1.250%, 4/22/2033	577,525
1,095,000	France, Government of, 0.500%, 5/25/2025	1,154,382
240,000	France, Government of, 2.750%, 10/25/2027	257,929
840,000	France, Government of, 5.750%, 10/25/2032	1,088,444
520,000	France, Government of, Bond, 4.500%, 4/25/2041	644,513
390,000	France, Government of, O.A.T., 5.500%, 4/25/2029	470,527
600,000	France, Government of, Unsecd. Note, 1.000%, 5/25/2027	613,394
300,000	France, Government of, Unsecd. Note, 1.250%, 5/25/2038	250,525
370,000	France, Government of, Unsecd. Note, 2.000%, 5/25/2048	305,476
225,000	Germany, Government of, 2.500%, 7/4/2044	231,880
600,000	Germany, Government of, Bond, Series 03, 4.750%, 7/4/2034	769,598
840,000	Germany, Government of, Unsecd. Deb., 0.500%, 2/15/2028	841,075
200,000	Germany, Government of, Unsecd. Note, 0.500%, 2/15/2025	212,587
620,000	Germany, Government of, Unsecd. Note, 1.000%, 5/15/2038	535,725
255,000	Germany, Government of, Unsecd. Note, 1.000%, 8/15/2024	275,212
300,000	Germany, Government of, Unsecd. Note, 2.100%, 11/15/2029	316,333
500,000	Italy, Government of, Sr. Unsecd. Note, 1.650%, 12/1/2030	481,428
490,000	Italy, Government of, Sr. Unsecd. Note, 1.650%, 3/1/2032	459,682
Semi-Annual Financial Statements and Additional Information

Principal Amount, Shares or Contracts		Value in U.S. Dollars
	BONDS—continued
	EURO—continued
	Sovereign—continued
810,000	Italy, Government of, Sr. Unsecd. Note, 4.750%, 9/1/2028	$ 923,832
810,000	Italy, Government of, Unsecd. Note, 1.600%, 6/1/2026	847,985
600,000	Italy, Government of, Unsecd. Note, 3.250%, 9/1/2046	553,670
120,000	Netherlands, Government of, Unsecd. Note, 0.250%, 7/15/2025	125,861
200,000	Netherlands, Government of, Unsecd. Note, 0.750%, 7/15/2027	203,121
425,000	Netherlands, Government of, Unsecd. Note, 2.500%, 1/15/2033	448,551
220,000	Spain, Government of, 4.200%, 1/31/2037	254,775
540,000	Spain, Government of, Sr. Unsecd. Note, 1.200%, 10/31/2040	404,811
440,000	Spain, Government of, Sr. Unsecd. Note, 1.500%, 4/30/2027	455,841
690,000	Spain, Government of, Sr. Unsecd. Note, 1.950%, 7/30/2030	701,073
310,000	Spain, Government of, Sr. Unsecd. Note, 2.350%, 7/30/2033	311,362
120,000	Spain, Government of, Unsecd. Note, 1.600%, 4/30/2025	128,013
	TOTAL	14,961,216
	TOTAL EURO	15,580,031
	JAPANESE YEN—8.4%
	Sovereign—8.4%
190,000,000	Japan, Government of, Sr. Unsecd. Note, Series 114, 2.100%, 12/20/2029	1,302,992
365,000,000	Japan, Government of, Sr. Unsecd. Note, Series 153, 1.300%, 6/20/2035	2,347,405
63,000,000	Japan, Government of, Sr. Unsecd. Note, Series 44, 1.700%, 9/20/2044	389,193
125,000,000	Japan, Government of, Sr. Unsecd. Note, Series 58, 0.800%, 3/20/2048	615,840
165,000,000	Japan, Government of, Sr. Unsecd. Note, Series 92, 2.100%, 12/20/2026	1,093,554
	TOTAL	5,748,984
	MEXICAN PESO—0.3%
	Sovereign—0.3%
35,000	Mexico, Government of, Sr. Unsecd. Note, Series M, 5.750%, 3/5/2026	190,518
	NEW ZEALAND DOLLAR—1.7%
	Sovereign—1.7%
900,000	New Zealand, Government of, Unsecd. Note, Series 0530, 4.500%, 5/15/2030	548,694
1,000,000	New Zealand, Government of, Unsecd. Note, Series 0534, 4.250%, 5/15/2034	587,118
	TOTAL	1,135,812
	TOTAL BONDS (IDENTIFIED COST $29,908,789)	27,930,799
	REPURCHASE AGREEMENTS—6.5%
$ 4,470,000	Interest in $400,000,000 joint repurchase agreement, 5.32% dated 5/31/2024 under which BNP Paribas S.A. will repurchase the securities provided as collateral for $400,177,333 on 6/3/2024. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Treasury with various maturities to 8/15/2053 and the market value of those underlying securities was $408,180,891 (IDENTIFIED COST $4,470,000)	4,470,000
	PURCHASED CALL OPTIONS—0.0%
	Foreign Currency—0.0%
1,860,000	EUR CALL/USD PUT, JP Morgan, Notional Amount $1,860,000, Exercise Price $1.096, Expiration Date 6/11/2024	1,307
202,500	USD CALL/CHF PUT, UBS, Notional Amount $202,500, Exercise Price $0.891. Expiration Date 9/18/2024	2,719
	TOTAL PURCHASED CALL OPTIONS (IDENTIFIED COST $5,321)	4,026
	PURCHASED PUT OPTIONS—0.0%
	Foreign Currency—0.0%
45,000	CHF PUT/JPY CALL, UBS, Notional Amount $45,000, Exercise Price $160, Expiration Date 07/05/2024 (IDENTIFIED COST $570)	3
Semi-Annual Financial Statements and Additional Information

Principal Amount, Shares or Contracts		Value in U.S. Dollars
	INVESTMENT COMPANY—52.6%
4,254,228	Emerging Markets Core Fund (IDENTIFIED COST $36,645,729)	$35,863,140
	TOTAL INVESTMENT IN SECURITIES—100.1% (IDENTIFIED COST $71,030,409)[1]	$68,267,968
	OTHER ASSETS AND LIABILITIES - NET—(0.1%)[2]	(92,744)
	TOTAL NET ASSETS—100%	$68,175,224
At May 31, 2024, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
Long Futures:
Euro-Bund Long Futures	4	$561,359	June 2024	$(5,542)
Euro-Schatz Long Futures	10	$1,138,919	June 2024	$(8,673)
Japan 10 Year Bond Long Futures	1	$909,230	June 2024	$(17,238)
United Kingdom Gilt Long Futures	2	$245,470	September 2024	$(1,907)
Short Futures:
United States Treasury Notes 5 Year Short Futures	10	$ (1,057,969)	September 2024	$3,571
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(29,789)
At May 31, 2024, the Fund had the following outstanding written option contracts:
Counterparty	Description	Number of Contracts	Notional Amount	Expiration Date	Exercise Price	Value
Put Options:
JP Morgan	EUR PUT/USD CALL	(1,860,000)	$1,860,000	6/11/2024	$1.081	$(12,490)
UBS Securities LLC	USD PUT/CHF CALL	(202,500)	$202,500	9/18/2024	$0.852	$(357)
(PREMIUMS RECEIVED $4,739)						$(12,847)
At May 31, 2024, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Currency Units to Receive/Deliver	In Exchange For	Unrealized Appreciation/ (Depreciation)
Contracts Purchased:
6/12/2024	Bank of America	$64,000	55,475 CHF	$2,435
6/12/2024	Bank of America	$32,000	29,115 EUR	$391
6/12/2024	Bank of America	$64,000	57,461 CHF	$231
6/12/2024	Barclays	$32,000	52,521 NZD	$(285)
6/12/2024	BNP Paribas	$32,000	47,998 AUD	$53
6/12/2024	JPMorgan	$68,000	725,937 NOK	$(1,182)
7/5/2024	Bank of America	90,179 CHF	$99,740	$610
7/5/2024	Bank of America	168,524 GBP	$209,949	$4,833
7/5/2024	Bank of America	111,820 GBP	$139,948	$2,565
7/5/2024	Bank of America	2,013,730 MXN	$119,675	$(1,661)
7/5/2024	Bank of America	3,096,538 MXN	$180,176	$1,295
7/5/2024	BNP Paribas	297,537 CAD	$218,023	$437
7/5/2024	BNP Paribas	2,052,385 MXN	$120,618	$(338)
7/5/2024	BNY Mellon	146,463 AUD	$95,222	$2,330
7/5/2024	BNY Mellon	573,323 EUR	$615,536	$7,547
7/5/2024	BNY Mellon	379,733 EUR	$410,120	$2,571
7/5/2024	BNY Mellon	376,207 EUR	$409,961	$(1,103)
7/5/2024	Citibank	110,382 GBP	$139,930	$750
7/5/2024	JPMorgan	97,178 AUD	$63,524	$1,202
Semi-Annual Financial Statements and Additional Information

Settlement Date	Counterparty	Currency Units to Receive/Deliver	In Exchange For	Unrealized Appreciation/ (Depreciation)
7/5/2024	JPMorgan	94,737 AUD	$63,436	$(336)
7/5/2024	JPMorgan	59,763 CHF	$66,642	$(138)
7/5/2024	JPMorgan	2,027,951 MXN	$120,507	$(1,659)
7/5/2024	Morgan Stanley	196,964 CAD	$145,388	$(772)
7/5/2024	Morgan Stanley	198,750 CAD	$145,353	$574
7/5/2024	Morgan Stanley	197,501 CAD	$145,306	$(295)
7/5/2024	Morgan Stanley	59,605 CHF	$66,346	$(19)
7/5/2024	Morgan Stanley	379,698 EUR	$410,666	$1,986
7/5/2024	Morgan Stanley	111,295 GBP	$139,953	$1,891
7/5/2024	Morgan Stanley	26,993,736 JPY	$180,639	$(8,049)
7/5/2024	Morgan Stanley	27,608,526 JPY	$179,461	$(2,940)
7/5/2024	State Street	95,855 AUD	$63,421	$423
7/5/2024	State Street	59,829 CHF	$66,382	$195
7/5/2024	State Street	41,359,329 JPY	$270,213	$(5,773)
7/19/2024	Bank of America	$208,333	2,269,925 NOK	$(8,197)
7/19/2024	Barclays	$666,250	2,660,625 PLN	$(8,731)
7/19/2024	Barclays	$650,000	97,979,349 JPY	$22,185
7/19/2024	BNP Paribas	400,000 CNY	$56,486	$(977)
7/19/2024	BNP Paribas	$650,000	568,993 CHF	$15,789
7/19/2024	BNP Paribas	$200,000	3,406,925 MXN	$786
7/19/2024	BNP Paribas	$420,000	378,504 CHF	$(1,888)
7/19/2024	Citibank	300,000 CHF	50,569,350 JPY	$10,357
7/19/2024	Citibank	420,000 EUR	$455,123	$1,635
7/19/2024	JPMorgan	300,000 CHF	50,329,068 JPY	$11,897
7/19/2024	JPMorgan	1,100,000 EUR	1,980,002 NZD	$(20,829)
7/19/2024	Morgan Stanley	1,100,000 EUR	$1,203,934	$(7,663)
7/19/2024	Morgan Stanley	1,050,000 EUR	$1,146,258	$(4,362)
7/19/2024	Morgan Stanley	600,000 EUR	6,983,144 NOK	$(13,618)
7/19/2024	Morgan Stanley	606,000 EUR	$648,093	$10,944
7/19/2024	Morgan Stanley	828,000 EUR	$897,915	$2,552
7/19/2024	Morgan Stanley	1,000,000 GBP	$1,244,141	$30,436
7/19/2024	Morgan Stanley	3,000,000 NZD	$1,829,235	$14,855
7/19/2024	Morgan Stanley	$791,667	8,587,765 NOK	$(27,529)
7/19/2024	Morgan Stanley	$600,000	539,466 CHF	$(1,300)
7/19/2024	State Street	500,000 GBP	$635,471	$1,818
7/19/2024	Wells Fargo	1,530,000 EUR	$1,637,316	$26,589
Contracts Sold:
6/12/2024	Bank of America	$32,000	47,997 AUD	$(54)
6/12/2024	Bank of America	$32,000	51,605 NZD	$(279)
6/12/2024	BNP Paribas	$128,000	115,591 CHF	$281
6/12/2024	BNY Mellon	$32,000	29,333 EUR	$(155)
6/12/2024	Morgan Stanley	$68,000	741,107 NOK	$2,628
7/5/2024	Bank of America	47,368 AUD	$31,581	$31
7/5/2024	Bank of America	98,751 CAD	$72,453	$(52)
7/5/2024	Bank of America	111,295 GBP	$140,319	$(1,524)
7/5/2024	BNP Paribas	55,191 GBP	$70,099	$(241)
7/5/2024	BNY Mellon	47,368 AUD	$31,613	$63
7/5/2024	BNY Mellon	1,013,975 MXN	$60,559	$1,135
7/5/2024	Citibank	146,463 AUD	$96,806	$(746)
7/5/2024	Citibank	196,964 CAD	$144,823	$207
7/5/2024	Citibank	188,103 EUR	$204,609	$180
7/5/2024	JPMorgan	97,178 AUD	$63,954	$(771)
Semi-Annual Financial Statements and Additional Information

Settlement Date	Counterparty	Currency Units to Receive/Deliver	In Exchange For	Unrealized Appreciation/ (Depreciation)
7/5/2024	Morgan Stanley	297,537 CAD	$217,060	$(1,400)
7/5/2024	Morgan Stanley	98,751 CAD	$72,502	$(3)
7/5/2024	Morgan Stanley	90,179 CHF	$99,882	$(468)
7/5/2024	Morgan Stanley	29,802 CHF	$33,088	$(76)
7/5/2024	Morgan Stanley	29,802 CHF	$32,901	$(263)
7/5/2024	Morgan Stanley	379,698 EUR	$412,097	$(555)
7/5/2024	Morgan Stanley	573,323 EUR	$618,443	$(4,640)
7/5/2024	Morgan Stanley	55,191 GBP	$69,804	$(536)
7/5/2024	Morgan Stanley	26,993,736 JPY	$180,461	$7,870
7/5/2024	Morgan Stanley	13,804,263 JPY	$89,458	$1,197
7/5/2024	Morgan Stanley	2,013,730 MXN	$120,256	$2,242
7/5/2024	Morgan Stanley	3,096,538 MXN	$181,394	$(78)
7/5/2024	Morgan Stanley	1,013,975 MXN	$60,206	$783
7/5/2024	State Street	59,763 CHF	$66,665	$162
7/5/2024	State Street	188,103 EUR	$204,607	$178
7/5/2024	State Street	168,524 GBP	$211,037	$(3,744)
7/5/2024	State Street	41,359,329 JPY	$269,797	$5,357
7/19/2024	Bank of America	500,000 EUR	$536,462	$(7,298)
7/19/2024	Bank of America	1,200,000 EUR	$1,308,167	$3,144
7/19/2024	BNP Paribas	1,650,000 EUR	$1,805,209	$10,801
7/19/2024	BNP Paribas	1,115,000 EUR	$1,220,287	$7,702
7/19/2024	BNY Mellon	822,000 EUR	$892,104	$(1,837)
7/19/2024	Citibank	1,100,000 EUR	1,975,242 NZD	$17,902
7/19/2024	Citibank	2,000,000 NZD	$1,218,982	$(10,411)
7/19/2024	Citibank	1,900,000 NZD	$1,150,488	$(17,435)
7/19/2024	Goldman Sachs	600,000 EUR	6,992,374 NOK	$14,498
7/19/2024	JPMorgan	606,000 EUR	$661,126	$2,089
7/19/2024	JPMorgan	1,500,000 GBP	$1,855,723	$(56,143)
7/19/2024	JPMorgan	$650,000	584,060 CHF	$1,006
7/19/2024	JPMorgan	$666,250	2,644,180 PLN	$4,559
7/19/2024	Morgan Stanley	600,000 CHF	100,609,686 JPY	$(24,104)
7/19/2024	Morgan Stanley	630,000 EUR	$672,024	$(13,114)
7/19/2024	Morgan Stanley	$4,820,000	704,418,032 JPY	$(306,355)
7/19/2024	Morgan Stanley	$300,000	44,568,063 JPY	$(14,425)
7/19/2024	Morgan Stanley	$780,000	702,446 CHF	$2,961
7/19/2024	Morgan Stanley	$1,000,000	10,926,585 NOK	$42,298
7/19/2024	State Street	1,000,000 NZD	$605,003	$(9,693)
7/19/2024	State Street	$1,300,000	193,051,846 JPY	$(62,997)
9/20/2024	UBS	$68,850	61,843 CHF	$580
NET UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS				$(347,025)
Net Unrealized Appreciation (Depreciation) on Futures Contracts and Foreign Exchange Contracts and the value of Written Option Contracts are included in “Other Assets and Liabilities—Net.”
Semi-Annual Financial Statements and Additional Information

Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended May 31, 2024, were as follows:
Emerging Markets Core Fund
Value as of 11/30/2023	$11,400,353
Purchases at Cost	$23,432,350
Proceeds from Sales	$—
Change in Unrealized Appreciation/Depreciation	$1,030,437
Net Realized Gain/(Loss)	$—
Value as of 5/31/2024	$35,863,140
Shares Held as of 5/31/2024	4,254,228
Dividend Income	$882,837
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund invests in a portfolio of Federated Hermes Core Trust (“Core Trust”), which is managed by the Federated Investment Management Company (the “Adviser”). Core Trust is an open-end management company, registered under the Act, available only to registered investment companies and other institutional investors. The investment objective of Emerging Markets Core Fund (EMCOR), a portfolio of Core Trust, is to achieve a total return on its assets. EMCOR’s secondary objective is to achieve a high level of income. Distributions of net investment income from EMCOR are declared daily and paid monthly. Capital gain distributions, if any, from EMCOR are declared and paid annually, and are recorded by the Fund as capital gains. At May 31, 2024, EMCOR represents 52.6% of the Fund’s net assets. Therefore the performance of the Fund is directly affected by the performance of EMCOR. Federated Hermes, Inc. (“Federated Hermes”) receives no advisory or administrative fees from EMCOR. Copies of the EMCOR financial statements are available on the EDGAR Database on the SEC’s website or upon request from the Fund.
1	The cost of investments for federal tax purposes amounts to $71,262,178.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at May 31, 2024.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of May 31, 2024, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Bonds	$—	$27,930,799	$—	$27,930,799
Repurchase Agreements	—	4,470,000	—	4,470,000
Purchased Call Options	4,026	—	—	4,026
Purchased Put Options	3	—	—	3
Investment Company	35,863,140	—	—	35,863,140
TOTAL SECURITIES	$35,867,169	$32,400,799	$—	$68,267,968
Other Financial Instruments:
Assets
Futures Contracts	$3,571	$—	$—	$3,571
Foreign Exchange Contracts	—	312,016	—	312,016
Liabilities
Futures Contracts	(33,360)	—	—	(33,360)
Written Put Options	(12,847)	—	—	(12,847)
Foreign Exchange Contracts	—	(659,041)	—	(659,041)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(42,636)	$(347,025)	$—	$(389,661)
Semi-Annual Financial Statements and Additional Information

The following acronym(s) are used throughout this portfolio:
AUD	—Australian Dollar
CAD	—Canadian Dollar
CHF	—Swiss Franc
CNY	—Chinese Yuan Renminbi
EMTN	—Euro Medium Term Note
EUR	—Euro
GBP	—Great British Pound
JPY	—Japanese Yen
MXN	—Mexican Peso
NOK	—Norwegian Krone
NZD	—New Zealand Dollar
PLN	—Polish Zloty
USD	—United States Dollar
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Financial Highlights
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2024	Year Ended November 30,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$12.21	$11.70	$14.83	$15.59	$14.75	$14.01
Income From Investment Operations:
Net investment income[1]	0.32	0.57	0.52	0.62	0.51	0.53
Net realized and unrealized gain (loss)	0.16	(0.06)	(2.94)	(1.05)	0.83	0.81
Total from Investment Operations	0.48	0.51	(2.42)	(0.43)	1.34	1.34
Less Distributions:
Distributions from net investment income	(0.45)	—	(0.71)	(0.33)	(0.50)	(0.60)
Net Asset Value, End of Period	$12.24	$12.21	$11.70	$14.83	$15.59	$14.75
Total Return[2]	3.86%	4.36%	(17.16)%	(2.90)%	9.34%	9.92%
Ratios to Average Net Assets:
Net expenses[3,4]	0.00%[5]	0.00%	0.00%	0.00%	0.00%	0.00%
Net investment income	5.29%[5]	4.81%	3.95%	4.01%	3.49%	3.66%
Expense waiver/reimbursement[6]	0.72%[5]	1.54%	0.94%	0.49%	0.93%	1.24%
Supplemental Data:
Net assets, end of period (000 omitted)	$68,175	$22,043	$13,251	$62,853	$52,037	$23,369
Portfolio turnover[7]	1%	76%	15%	53%	69%	52%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	See Note 5, Investment Adviser Fee and Other Transactions with Affiliates.
5	Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

7	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Statement of Assets and Liabilities
May 31, 2024 (unaudited)

Assets:
Investment in securities, at value including $35,863,140 of investment in an affiliated holding* (identified cost $71,030,409, including $36,645,729 of identified cost in an affiliated holding)	$68,267,968
Cash denominated in foreign currencies (identified cost $54,908)	55,068
Cash	15
Unrealized appreciation on foreign exchange contracts	312,016
Income receivable	271,248
Receivable for shares sold	106,710
Due from broker (Note 2)	50,248
Receivable for investments sold	3,381
Total Assets	69,066,654
Liabilities:
Unrealized depreciation on foreign exchange contracts	$659,041
Payable for portfolio accounting fees	111,953
Payable for shares redeemed	55,522
Written options outstanding, at value (premium received $4,739)	12,847
Payable to adviser (Note 5)	3,486
Payable for investments purchased	3,381
Payable for variation margin on futures contracts	1,009
Accrued expenses (Note 5)	44,191
TOTAL LIABILITIES	891,430
Net assets for 5,569,568 shares outstanding	$68,175,224
Net Assets Consist of:
Paid-in capital	$77,783,943
Total distributable earnings (loss)	(9,608,719)
TOTAL NET ASSETS	$68,175,224
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$68,175,224 ÷ 5,569,568 shares outstanding, no par value, unlimited shares authorized	$12.24

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Statement of Operations
Six Months Ended May 31, 2024 (unaudited)

Investment Income:
Interest (net of foreign tax withheld of $2,533)	$318,109
Dividends received from an affiliated holding*	882,837
TOTAL INCOME	1,200,946
Expenses:
Administrative fee (Note 5)	$18,273
Custodian fees	17,106
Transfer agent fees	2,487
Directors’/Trustees’ fees (Note 5)	722
Auditing fees	17,828
Legal fees	5,444
Portfolio accounting fees	70,243
Share registration costs	12,702
Printing and postage	10,277
Miscellaneous (Note 5)	8,139
TOTAL EXPENSES	163,221
Reimbursement of other operating expenses (Note 5)	(163,221)
Net expenses	—
Net investment income	1,200,946
Realized and Unrealized Gain (Loss) on Investments, Foreign Exchange Contracts, Futures Contracts, Written Options and Foreign Currency Transactions:
Net realized loss on investments and foreign currency transactions	(72,048)
Net realized gain on foreign exchange contracts	54,385
Net realized gain on futures contracts	5,492
Net realized gain on written options	1,548
Net change in unrealized depreciation of investments and translation of assets and liabilities in foreign currency (including net change in unrealized depreciation of $1,030,437 of investments in an affiliated holding*)	394,804
Net change in unrealized depreciation of foreign exchange contracts	(325,458)
Net change in unrealized appreciation of futures contracts	(32,351)
Net change in unrealized appreciation of written options	(9,000)
Net realized and unrealized gain (loss) on investments, foreign exchange contracts, futures contracts, written options and foreign currency transactions	17,372
Change in net assets resulting from operations	$1,218,318

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 5/31/2024	Year Ended 11/30/2023
Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,200,946	$933,751
Net realized loss	(10,623)	(711,906)
Net change in unrealized appreciation/depreciation	27,995	499,096
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	1,218,318	720,941
Distributions to Shareholders	(850,629)	—
Share Transactions:
Proceeds from sale of shares	49,491,501	22,662,260
Net asset value of shares issued to shareholders in payment of distributions declared	19,851	—
Cost of shares redeemed	(3,746,676)	(14,591,542)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	45,764,676	8,070,718
Change in net assets	46,132,365	8,791,659
Net Assets:
Beginning of period	22,042,859	13,251,200
End of period	$68,175,224	$22,042,859
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements
May 31, 2024 (unaudited)
1. ORGANIZATION
Federated Hermes Managed Pool Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of five portfolios. The financial statements included herein are only those of Federated Hermes International Bond Strategy Portfolio (the “Fund”), a non-diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The investment objective of the Fund is to achieve total return on its assets, by investing primarily in foreign government and corporate bonds in both developed and emerging markets.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■
Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
■
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Act, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
Semi-Annual Financial Statements and Additional Information

The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■
With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■
Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements (MNA) which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Amortization/accretion of premium and discount is included in investment income. The detail of the total fund expense reimbursement of $163,221 is disclosed in Note 5.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended May 31, 2024, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of May 31, 2024, tax years 2020 through 2023 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Semi-Annual Financial Statements and Additional Information

Swap Contracts
Swap contracts involve two parties that agree to exchange the returns (or the differential in rates of return) earned or realized on particular predetermined investments, instruments, indices or other measures. The gross returns to be exchanged or “swapped” between parties are generally calculated with respect to a “notional amount” for a determined period of time. The Fund may enter into interest rate, total return, credit default, currency and other swap agreements to seek to increase yield, income and return, and to manage currency risk, duration risk, market risk and yield curve risk. Risks may arise upon entering into swap agreements from the potential inability of the counterparties to meet the terms of their contract from unanticipated changes in the value of the swap agreement. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default.
The “buyer” in a credit default swap is obligated to pay the “seller” a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or the “par value,” of the reference obligation in exchange for the reference obligation. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of the value and recourse in the event of default or bankruptcy/solvency. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is typically determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specific valuation method, are used to calculate the settlement value. The maximum amount of the payment that may occur, as a result of a credit event payable by the protection seller, is equal to the notional amount of the underlying index or security. The Fund’s maximum risk of loss from counterparty credit risk, either as the protection buyer or as the protection seller, is the fair value of the contract. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.
Upfront payments received or paid by the Fund will be reflected as an asset or liability on the Statement of Assets and Liabilities. Changes in the value of swap contracts are included in “Swaps, at value” on the Statement of Assets and Liabilities, and periodic payments are reported as “Net realized gain (loss) on swap contracts” in the Statement of Operations.
Certain swap contracts may be centrally cleared (“centrally cleared swaps”), whereby all payments made or received by the Fund pursuant to the contract are with a central clearing party (the “CCP”) rather than the counterparty. The CCP guarantees the performance of the parties to the contract. Upon entering into centrally cleared swaps, the Fund is required to deposit with the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.
As of May 31, 2024, the Fund has no outstanding swaps contracts.
Foreign Exchange Contracts
The Fund may enter into foreign exchange contracts to seek to increase return and to manage currency risk. Purchased contracts are used to acquire exposure to foreign currencies, whereas contracts to sell are used to hedge the Fund’s securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.
Foreign exchange contracts are subject to MNA which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross.
Foreign exchange contracts outstanding at period end, including net unrealized appreciation/depreciation or net settlement amounts, are listed after the Fund’s Portfolio of Investments.
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $291,018 and $152,004, respectively. This is based on the contracts held as of each month-end throughout the six-month period.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.
Semi-Annual Financial Statements and Additional Information

Futures Contracts
The Fund purchases and sells financial futures contracts to manage currency, duration and yield curve risk. Upon entering into a financial futures contract with a broker, the Fund is required to deposit with a broker, either U.S. government securities or a specified amount of cash, which is shown as due from broker in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. The Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures contracts, guarantees the futures contracts against default.
Futures contracts outstanding at the period end are listed after the Fund’s Portfolio of Investments.
The average notional value of long and short futures contracts held by the Fund throughout the period was $1,667,665 and $183,232, respectively. This is based on amounts held as of each month-end throughout the six-month period.
Option Contracts
The Fund buys or sells put and call options to manage currency, duration and market risk. The seller (writer) of an option receives a payment or premium, from the buyer, which the writer keeps regardless of whether the buyer exercises the option. When the Fund writes a put or call option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the underlying reference instrument. When the Fund purchases a put or call option, an amount equal to the premium paid is recorded as an increase to the cost of the investment and subsequently marked to market to reflect the current value of the option purchased. Premiums paid for purchasing options which expire are treated as realized losses. Premiums received/paid for writing/purchasing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying reference instrument to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. Options can trade on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. This protects investors against potential defaults by the counterparty.
Option contracts are subject to MNA. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross.
Purchased option contracts outstanding at the period end are listed after the Fund’s Portfolio of Investments and written option contracts outstanding at the period end are listed after the Fund’s Portfolio of Investments.
The average market value of purchased put and call options held by the Fund throughout the period was $3,395 and $13,485, respectively. This is based on amounts held as of each month-end throughout the six-month period.
The average market value of written put and call options held by the Fund throughout the period was $2,035 and $286, respectively. This is based on amounts held as of each month-end throughout the six-month period.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Adviser.
Semi-Annual Financial Statements and Additional Information

Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
	Asset		Liability
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Foreign exchange contracts	Unrealized appreciation on foreign exchange contracts	$312,016	Unrealized depreciation on foreign exchange contracts	$659,041
Interest rate contracts	Receivable for variation margin on futures contracts	—	Payable for variation margin on futures contracts	29,789*
Foreign exchange contracts	Purchased options within Investment in securities, at value	4,029	Written options outstanding, at value	12,847
Total derivatives not accounted for as hedging instruments under ASC Topic 815		$316,045		$701,677

*
Includes net cumulative depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended May 31, 2024
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Futures Contracts	Foreign Exchange Contracts	Purchased Options Contracts[1]	Written Options Contracts	Total
Interest rate contracts	$5,492	$—	$—	$—	$5,492
Foreign exchange contracts	—	54,385	(80,291)	1,548	(24,358)
TOTAL	$5,492	$54,385	$(80,291)	$1,548	$(18,866)

1	The net realized loss on Purchased Options is found within the Net realized loss on investments and foreign currency transactions on the Statement of Operations.

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
	Futures Contracts	Foreign Exchange Contracts	Purchased Options Contracts[1]	Written Options Contracts	Total
Interest rate contracts	$(32,351)	$—	$—	$—	$(32,351)
Foreign exchange contracts	—	(325,458)	(2,395)	(9,000)	(336,853)
TOTAL	$(32,351)	$(325,458)	$(2,395)	$(9,000)	$(369,204)

1
The net change in unrealized depreciation of Purchased Options is found within the net change in unrealized depreciation of investments and translation of assets and liabilities in foreign currency on the Statement of Operations.

Semi-Annual Financial Statements and Additional Information

As indicated above, certain derivative investments are transacted subject to MNA. These agreements permit the Fund to offset with a counterparty certain derivative payables and/or receivables with collateral held and create one single net payment in the event of default or termination of the agreement by either the Fund or the counterparty. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As of May 31, 2024, the impact of netting assets and liabilities and the offsetting of collateral pledged or received based on MNA are detailed below:
Gross Amounts Not Offset in the Statement of Assets and Liabilities
Transaction	Gross Asset Derivatives Presented in Statement of Assets and Liabilities	Financial Instrument	Collateral Received	Net Amount
Purchased options contracts	$4,029	$—	$—	$4,029
Foreign exchange contracts	312,016	(211,785)	—	100,231
TOTAL	$316,045	$(211,785)	$—	$104,260

Transaction	Gross Liability Derivatives Presented in Statement of Assets and Liabilities	Financial Instrument	Collateral Pledged	Net Amount
Written options contracts	$12,847	$—	$—	$12,847
Foreign exchange contracts	659,041	(211,785)	—	447,256
TOTAL	$671,888	$(211,785)	$—	$460,103
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity:
	Six Months Ended 5/31/2024	Year Ended 11/30/2023
Shares sold	4,068,132	1,891,596
Shares issued to shareholders in payment of distributions declared	1,603	—
Shares redeemed	(305,948)	(1,218,308)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	3,763,787	673,288
4. FEDERAL TAX INFORMATION
At May 31, 2024, the cost of investments for federal tax purposes was $71,262,178. The net unrealized depreciation of investments for federal tax purposes was $3,379,132. This consists unrealized appreciation from investments for those securities having an excess of value over cost of $378,194 and unrealized depreciation from investments for those securities having an excess of cost over value of $3,757,326. The amounts presented are inclusive of derivative contracts.
As of November 30, 2023, the Fund had a capital loss carryforward of $7,578,836 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$1,077,736	$6,501,100	$7,578,836
Semi-Annual Financial Statements and Additional Information

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The Adviser provides investment adviser services at no fee because all eligible investors are: (1) in separately managed or wrap-free programs, who often pay a single aggregate fee to the wrap program sponsor for all costs and expenses of the wrap-free programs; or (2) in certain other separately managed accounts and discretionary investment accounts. The Adviser has contractually agreed to reimburse all expenses of the Fund, excluding extraordinary expenses. Acquired Fund Fees and Expenses are not direct obligations of the Fund and are not contractual reimbursements under the investment advisory contract. For the six months ended May 31, 2024, the Adviser reimbursed $163,221 of other operating expenses.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2024, the annualized fee paid to FAS was 0.081% of average daily net assets of the Fund. Fees paid to FAS by the Fund were reimbursed by the Adviser.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended May 31, 2024, were as follows:
Purchases	$43,089,144
Sales	$238,086
7. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of May 31, 2024, there were no outstanding loans. During the six months ended May 31, 2024, the program was not utilized.
8. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 21, 2023, which was renewed on June 18, 2024. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of May 31, 2024, the Fund had no outstanding loans. During the six months ended May 31, 2024, the Fund did not utilize the LOC.
9. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to
Semi-Annual Financial Statements and Additional Information

the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
Semi-Annual Financial Statements and Additional Information

Evaluation and Approval of Advisory Contract–May 2024
Federated Hermes International Bond Strategy Portfolio (the “Fund”)
At its meetings in May 2024 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
The Board considered that the Fund is distinctive in that it is used to implement particular investment strategies that are offered to investors in certain separately managed or wrap fee accounts or programs, or certain other discretionary investment accounts, and may also be offered to other funds (each, a “Federated Hermes Fund” and, collectively the “Federated Hermes Funds”) advised by the Adviser or its affiliates (collectively, “Federated Hermes”).
In addition, the Board considered that the Adviser does not charge an investment advisory fee for its services, although Federated Hermes may receive compensation for managing assets invested in the Fund.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation of the Fund’s management fee (the “CCO Fee Evaluation Report”). The Board considered the CCO Fee Evaluation Report, along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by Federated Hermes in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: (1) copies of the Contracts; (2) the nature, quality and extent of the advisory and other services provided to the Fund by Federated Hermes; (3) Federated Hermes’ business and operations; (4) the Adviser’s investment philosophy, personnel and processes; (5) the Fund’s investment objectives and strategies; (6) the Fund’s short-term and long-term performance - in absolute terms (both on a gross basis and net of expenses) and relative to its benchmark index; (7) the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund, with due regard for contractual or voluntary expense limitations (if any); (8) the financial condition of Federated Hermes; (9) the Adviser’s profitability with respect to managing the Fund; (10) distribution and sales activity for the Fund; and (11) the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contract. Using these judicial decisions as a guide, the Board considered several factors they deemed relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund, including: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fees and expenses, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise,including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board considered that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment
Semi-Annual Financial Statements and Additional Information

advisory contract generally align with the factors listed above. The Board was guided by these factors in its evaluation of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other Federated Hermes Funds.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the full range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and evaluated Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the trading operations by the Adviser, including the execution of portfolio transactions and the selection of brokers for those transactions. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s benchmark index, which was deemed by the Board to be a useful indicator of how the Adviser is executing the Fund’s investment program.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted the benefits of the previous significant acquisition of Hermes Fund Managers Limited by Federated Hermes, which has deepened Federated Hermes’ investment management expertise and capabilities and expanded its access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters where appropriate. The Board considered Federated Hermes’ oversight of the securities lending program for the Federated Hermes Funds that engage in securities lending and noted the income earned by the Federated Hermes Funds that participate in such program. In addition, the Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard.
In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
Semi-Annual Financial Statements and Additional Information

The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings.
For the periods ended December 31, 2023, the Fund’s performance fell below its benchmark index for the one-year period, and was above its benchmark index for the three-year and five-year periods. The Board discussed the Fund’s performance with the Adviser and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered that the Adviser does not charge an investment advisory fee to this Fund for its services and has agreed to reimburse the Fund’s expenses so that total operating expenses are zero. Because the Adviser does not charge the Fund an investment advisory fee and the Fund’s total operating expenses will remain at zero due to reimbursement of expenses, the Board noted that it did not consider fee comparisons to other registered funds or other types of clients of Federated Hermes to be relevant to its evaluation.
In the case of the Fund, the Board noted that Federated Hermes does not manage any other types of clients that are comparable to the Fund.
Profitability
The Board received and considered profitability information furnished by Federated Hermes. The Board considered that the Adviser does not charge an investment advisory fee to the Fund and noted, therefore, that the Adviser does not profit from providing advisory services to the Fund under the Contract.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly-held fund management companies, including information regarding profitability trends over time. The Board recognized that profitability comparisons among fund management companies are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund management company is affected by numerous factors. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
Because of the distinctive nature of the Fund as primarily an internal product with an advisory fee of zero, the Board noted that it did not consider the assessment of whether economies of scale would be realized if the Fund were to grow to a sufficient size to be particularly relevant to its evaluation.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds.
The Board noted that, although an affiliate of the Adviser charges the Fund an administrative services fee and also the affiliate is entitled to reimbursement for certain out-of-pocket expenses incurred in providing administrative services to the Fund, Federated Hermes reimburses all such fees and expenses to the Fund.
In connection with the Board’s governance of other Federated Hermes Funds, the Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate service contracts including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that certain of
Semi-Annual Financial Statements and Additional Information

Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund is reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items, and management has committed to reviewing certain items, for future reporting to the Board as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
Semi-Annual Financial Statements and Additional Information

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This information is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Private Offering Memorandum, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400, Option #4.

Federated Hermes International Bond Strategy Portfolio

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31421P308
40809 (7/24)
© 2024 Federated Hermes, Inc.

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Federated Hermes International Bond Strategy Portfolio: Not Applicable.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Federated Hermes International Bond Strategy Portfolio: Not Applicable.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Federated Hermes International Bond Strategy Portfolio: The Fund’s disclosure of remuneration items is included as part of the Financial

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Federated Hermes International Bond Strategy Portfolio: The Fund’s Evaluation and Approval of Advisory Contract summary by fund appear in the Financial Statements filed under Item 7 of this form.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable

Item 15.	Submission of Matters to a Vote of Security Holders.

No Changes to Report

Item 16.	Controls and Procedures.

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not Applicable

Item 18.	Recovery of Erroneously Awarded Compensation

(a)       Not Applicable

(b)       Not Applicable

Item 19.	Exhibits
(a)(1)	Not Applicable.
(a)(2)	Certifications of Principal Executive Officer and Principal Financial Officer.
(a)(3)	Not Applicable.
(a)(4)	Not Applicable.
(b)	Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  Federated Hermes Managed Pool Series

By: /s/ Jeremy D. Boughton
Jeremy D. Boughton, Principal Financial Officer

Date:  July 23, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ J. Christopher Donahue
J. Christopher Donahue, Principal Executive Officer

Date:  July 23, 2024

By: /s/ Jeremy D. Boughton
Jeremy D. Boughton, Principal Financial Officer

Date:  July 23, 2024